Reporting entity	12 Months Ended
Dec. 31, 2021
Disclosure Of Corporate Information [Abstract]
Reporting entity [Text Block]

1. Reporting entity

On January 1, 2017, Hudbay Minerals Inc. amalgamated under the Canada Business Corporations Act with its subsidiaries Hudson Bay Mining and Smelting Co., Limited and Hudson Bay Exploration and Development Company Limited to form Hudbay Minerals Inc. ("HMI" or the "Company"). The address of the Company's principal executive office is 25 York Street, Suite 800, Toronto, Ontario. The audited consolidated financial statements ("financial statements") of the Company for the year ended December 31, 2021 and 2020 represent the financial position and the financial performance of the Company and its subsidiaries (together referred to as "Hudbay").

Wholly owned subsidiaries as at December 31, 2021 and 2020 include HudBay Marketing & Sales Inc. ("HMS"), HudBay Peru Inc., HudBay Peru S.A.C. ("Hudbay Peru"), HudBay (BVI) Inc., Hudbay Arizona Inc, Rosemont Copper Company ("Rosemont") and Mason Resources (US) Inc. ("Mason").

Hudbay is an integrated mining company primarily producing copper concentrate (containing copper, gold and silver), silver/gold doré, molybdenum concentrate and zinc metal. With assets in North and South America, Hudbay is focused on the discovery, production and marketing of base and precious metals. Directly and through its subsidiaries, Hudbay owns three polymetallic mines, four ore concentrators and a zinc production facility in northern Manitoba and Saskatchewan (Canada) and Cusco (Peru) and copper projects in Arizona and Nevada (United States). Hudbay also has equity investments in a number of junior exploration companies. The Company is governed by the Canada Business Corporations Act and its shares are listed under the symbol "HBM" on the Toronto Stock Exchange, New York Stock Exchange and Bolsa de Valores de Lima.